John Hancock Global Conservative Absolute Return Fund

SUMMARY PROSPECTUS 10-1-14, as revised 12-18-14

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 10-1-14, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated 5-31-14, are incorporated by reference into this summary prospectus.

Class A: JHRAX	Class C: JHRCX

Investment objective

To seek long-term absolute return.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 15 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 119 to 122 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (fees paid directly from your investment)	Class A	Class C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	3.00%	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on certain purchases, including those of $1 million or more)	1.00%
Small account fee (for fund account balances under $1,000)	$20	$20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fee	0.85	0.85
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses	3.28	0.64	[1]
Total annual fund operating expenses	4.43	2.49
Contractual expense reimbursement [2]	–2.93	–0.24
Total annual fund operating expenses after expense reimbursements	1.50	2.25
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[2]

To the extent that expenses of Class A and Class C shares exceed 1.50% and 2.25%, respectively, of average annual net assets (on an annualized basis) attributable to Class A and Class C shares, as applicable (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the share class in an amount equal to the amount by which expenses of the class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on September 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock Global Conservative Absolute Return Fund

Expenses ($)	Class A	Class C
Shares		Sold	Kept
1 year	448	328	228
3 years	1,343	753	753
5 years	2,247	1,304	1,304
10 years	4,555	2,808	2,808

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 16, 2013, to May 31, 2014, the fund's portfolio turnover rate was 134% of the average value of its portfolio.

Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of fixed-income, debt, and money market securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in fixed-income, debt, and money market securities of U.S. and foreign companies of various market capitalizations. The fund invests in fixed-income and debt securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield below-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The fund also may invest in money market funds.

The fund also invests extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to fixed-income and debt securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadvisor employs a global fixed-income strategy and seeks to achieve absolute return by delivering a diversified global portfolio that makes use of multiple strategies across bonds and currencies. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk-adjusted absolute return by investing in listed fixed-income and debt securities, and derivatives or other instruments, both for investment and hedging purposes and to take long and short positions in markets, currencies, securities, and groups of securities. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadvisor manages the fund's investment strategies dynamically over time and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization securities as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

John Hancock Global Conservative Absolute Return Fund

Medium and smaller company risk. The prices of medium and smaller company securities can change more frequently and dramatically than those of large company securities. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of operations, there is no past performance to report.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Standard Life Investments (Corporate Funds) Limited

Portfolio management

Roger Sadewsky Portfolio Manager Managed the fund since inception

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares of the fund is $1,000, except for group investments, which is $250. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our website: jhinvestments.com; by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or by telephone: 800-225-5291.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

© 2014 JOHN HANCOCK FUNDS, LLC 4270SP 10-1-14, as revised 12-18-14 SEC file number: 811-03006